TYPE:	13F-HR
PERIOD	12/31/2007
FILER
   CIK: 0001357867

SUBMISSION - CONTACT
   NAME	Mena Bielow-McAfee
   PHONE 305-448-8882

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE

                     Form 13F

                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2007

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evensky & Katz, Inc.
Address:  2333 Ponce de Leon Blvd.,
          Suite 1100
          Coral Gables, FL 33134

Form 13F File Number: 28-11891

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mena Bielow-McAfee
Title: Chief Financial Officer
Phone: 305-448-8882

Signature, Place, and Date of Signing:

Mena Bielow-McAfee, Lawrenceville, NJ  February 8, 2008

Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                       UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   10

Form 13F Information Table Value Total: 129781.57


FORM 13F INFORMATION TABLE

    COLUMN 1                   COLUMN 2  COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6      COLUMN 7         COLUMN 8
                               TITLE OF                VALUE       SHRS OR      PUT  INVESTMENT   OTHER       vOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP      (X$1000)     PRN AMT     CALL  DISCRETION   MANAGERS    SOLE  SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------

iSHARES COMEX GOLD TR iSHARES     A     464285105       33.06        401.00SH    N/A    SOLE        NO         YES     NO   N/A
iSHARES MSCI EAFE                 A     464287465     7399.71      94263.87SH    N/A    SOLE        NO         YES     NO   N/A
iSHARES MSCI EMERGING MKTS        A     464287234      121.07        805.52SH    N/A    SOLE        NO         YES     NO   N/A
iSHARES MSCI JAPAN                A     464286848        2.64        199.00SH    N/A    SOLE        NO         YES     NO   N/A
iSHARES S&P MID VALUE             A     464287705    19034.86     239251.61SH    N/A    SOLE        NO         YES     NO   N/A
iSHARES S&P SM VALUE              A     464287879       22.26        318.00SH    N/A    SOLE        NO         YES     NO   N/A
iSHARES TR 1-3 TREAS INDEX FD     A     464287457        5.52522      67.23SH    N/A    SOLE        NO         YES     NO   N/A
iSHARES TR DJ TOTAL MARKET        A     464287846     5167.98      72239.00SH    N/A    SOLE        NO         YES     NO   N/A
iSHARES TR LEHMAN BD FD           A     464287226       15.87        156.85SH    N/A    SOLE        NO         YES     NO   N/A
iSHARES TR S&P SMALLCAP           A     464287804        8.39        129.00SH    N/A    SOLE        NO         YES     NO   N/A
RUSSELL 1000 iSHARES              A     464287622      908.91      11418.44SH    N/A    SOLE        NO         YES     NO   N/A
RUSSELL 1000 GROWTH iSHARES       A     464287614     9776.20     160845.62SH    N/A    SOLE        NO         YES     NO   N/A
RUSSELL 2000 GROWTH iSHARES       A     464287648       76.79        919.88SH    N/A    SOLE        NO         YES     NO   N/A
RUSSELL 2000 iSHARES              A     464287655      266.60       3511.57SH    N/A    SOLE        NO         YES     NO   N/A
RUSSELL 2000 VALUE iSHARES        A     464287630     6485.29      92016.08SH    N/A    SOLE        NO         YES     NO   N/A
RUSSELL 3000 iSHARES              A     464287689    96274.51    1140693.24SH    N/A    SOLE        NO         YES     NO   N/A
S&P 500 BARRA GROWTH iSHARES      A     464287309      112.53       1611.47SH    N/A    SOLE        NO         YES     NO   N/A
S&P 500 BARRA VALUE iSHARES       A     464287408      125.02       1637.18SH    N/A    SOLE        NO         YES     NO   N/A
S&P 500 iSHARES                   A     464287200      614.55       4188.02SH    N/A    SOLE        NO         YES     NO   N/A
SPDR TRUST UNIT SR                A     78462F103      170.52       1166.28SH    N/A    SOLE        NO         YES     NO   N/A
VANGUARD IDX FDS GROWTH           A     922908736        9.42        146.06SH    N/A    SOLE        NO         YES     NO   N/A
VANGUARD IDX FDS VALUE            A     922908744        4.47         67.32SH    N/A    SOLE        NO         YES     NO   N/A
vANGUARD TOTAL STOCK MARKET       A     922908769     2623.60      18075.07SH    N/A    SOLE        NO         YES     NO   N/A

TOTALS                                             $149259.76    1844127.29SH

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